UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



 Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Member
Phone:  (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler             Charlottesville, VA              11/15/04
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2

Form 13F Information Table Entry Total:        12

Form 13F Information Table Value Total:  $736,928
                                        (thousands)


List of Other Included Managers:

     Peninsula Investment Partners, LP

     Peninsula Capital Appreciation, LLC


                                                    FORM 13F INFORMATION TABLE


COLUMN 1                           COLUMN  2      COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6   COLUMN 7   COLUMN 8

                                   TITLE                      VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS      CUSIP       (X$1000)   PRN AMT    PRN CALL  DISCRETION  MGRS    SOLE  SHARED  NONE
--------------                     --------      -----       --------   -------    --------  ----------  ----    ----  ------  ----
AMERICA WEST HLDG CORP             CL B          023657208        550      101,800 SH        SHARED              SHARED
DAVITA INC                         COMMON        23918K108    186,900    6,000,000 SH        SHARED              SHARED
DIRECTV GROUP INC.                 COMMON        25459L106     52,770    3,000,000 SH        SHARED              SHARED
ECHOSTAR COMMUNICATIONS CORP       CL A          278762109    140,040    4,500,000 SH        SHARED              SHARED
FIRST AVENUE NETWORKS INC. CMN     COMMON        31865X106     25,589    5,017,361 SH        SHARED              SHARED
FOX ENTMT GROUP                    CL A          35138T107     27,740    1,000,000 SH        SHARED              SHARED
GRACE WR & CO DEL NEW              COMMON        38388F108    101,735   10,765,600 SH        SHARED              SHARED
PEGASUS COMMUNICATIONS CORP        CL A NEW      705904605     50,363    6,715,000 SH        SHARED              SHARED
USG CORP                           COM NEW       903293405      1,823      100,000 SH        SHARED              SHARED
USEC INC                           COMMON        90333E108     32,489    3,133,000 SH        SHARED              SHARED
WILSONS THE LEATHER EXPERTS        COMMON        972463103     80,225   15,487,513 SH        SHARED              SHARED
WSFS FINL CORP                     COMMON        929328102     36,705      734,100 SH        SHARED              SHARED

                                                 TOTALS       736,928





03038.0001 #522713